Inventories (Tables)	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
Schedule of Components of Inventories, Current

The following table provides the components of Inventories:
	As of December 31,
(MILLIONS OF DOLLARS)	2016	2015
Finished goods	$2,293	$2,714
Work in process	3,696	3,932
Raw materials and supplies	793	867
Inventories(a)	$6,783	$7,513
Noncurrent inventories not included above(b)	$683	$594

(a)	The change from December 31, 2015 reflects, among other things, the reclassification of $377 million to Assets held for sale (see Note 2B).

(b)	Included in Other noncurrent assets. There are no recoverability issues associated with these amounts.

Schedule of Component of Inventories, Noncurrent

The following table provides the components of Inventories:
	As of December 31,
(MILLIONS OF DOLLARS)	2016	2015
Finished goods	$2,293	$2,714
Work in process	3,696	3,932
Raw materials and supplies	793	867
Inventories(a)	$6,783	$7,513
Noncurrent inventories not included above(b)	$683	$594

(a)	The change from December 31, 2015 reflects, among other things, the reclassification of $377 million to Assets held for sale (see Note 2B).

(b)	Included in Other noncurrent assets. There are no recoverability issues associated with these amounts.